FINANCIAL ASSETS AND LIABILITIES - Bunker Derivatives (Details) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2016 EUR (€) contract	Jun. 30, 2016 USD ($) contract	Dec. 31, 2015 USD ($) contract
Derivative [Line Items]
Derivative, notional amount | €	€ 66.9
Number of bunker derivatives contracts outstanding	10	10	10
Number of bunker derivatives contracts entered into	7
Number of bunker derivatives contracts matured	7
Bunker derivatives [Member]
Derivative [Line Items]
Derivative, notional amount | $		$ 7.5	$ 7.6